Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Preferred Shares	Common Stock Including Additional Paid in Capital	Common Shares	Treasury Shares	Add'l Paid in Capital (Deficit)	Accumulated Earnings	Accumulated Other Comprehensive Income (Loss)
Treasury Stock, Shares (in shares)					24,494,785
Beginning balance, shares (in shares) at Dec. 31, 2022		29,200,000		81,383,024
Beginning balance at Dec. 31, 2022	$ 3,204,363	$ 730,000		$ 814	$ (1,077,559)	$ 909,911	$ 2,531,928	$ 109,269
Share-based compensation (in shares)			138,727
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	7,305		$ 1			7,304
Treasury share acquired (in shares)					1,884,616
Treasury Stock, Value, Acquired, Cost Method	(125,661)				$ (125,661)
Share repurchase to settle shareholder tax obligations (in shares)				(81,190)
Stock Repurchased During Period, Value	(5,803)			$ (1)		(5,802)
Net Income (Loss) Attributable to Parent	474,089						474,089
Other Comprehensive Income (Loss), Net of Tax	(23,700)							(23,700)
Reclassification of share-based awards to a liability	(16,109)					(16,109)
Return of capital to Parent	(408,190)						(408,190)
Common shares dividend declared	(117,184)						(117,184)
Dividends, Preferred Stock, Cash	(52,112)						(52,112)
Cancellation of Common Stock (in shares)				(81,440,561)
Cancellation of Common Stock	0			$ (814)		814
Cancellation of Treasury Stock (in shares)					(26,379,401)
Cancellation of Treasury Stock	0				$ 1,203,220	(1,203,220)
Issuance of stock (in shares)				101,158,891
Issuance of stock	0			$ 1,012		(1,012)
Ending balance, shares (in shares) at Dec. 31, 2023		29,200,000		101,158,891
Ending balance at Dec. 31, 2023	2,936,998	$ 730,000		$ 1,012	$ 0	(308,114)	2,428,531	85,569
Treasury Stock, Shares (in shares)					0
Net Income (Loss) Attributable to Parent	518,195						518,195
Other Comprehensive Income (Loss), Net of Tax	$ 7,774							7,774
Common stock, dividends, per share, declared (in dollars per share)	$ 2.10
Return of capital to Parent	$ (605,542)						(605,542)
Contributed capital from Parent for executive compensation	3,840					3,840
Dividends, Preferred Stock, Cash	(52,112)						(52,112)
Ending balance, shares (in shares) at Dec. 31, 2024		29,200,000		101,158,891
Ending balance at Dec. 31, 2024	2,809,153	$ 730,000		$ 1,012	$ 0	(304,274)	2,289,072	93,343
Treasury Stock, Shares (in shares)					0
Net Income (Loss) Attributable to Parent	508,384						508,384
Other Comprehensive Income (Loss), Net of Tax	(48,334)							(48,334)
Return of capital to Parent	(516,306)					(5,668)	(510,638)
Deemed distributions to Parent	(4,629)						(4,629)
Contributed capital from Parent for executive compensation	6,160					6,160
Common shares dividend declared	(250,000)
Dividends, Preferred Stock, Cash	(61,931)						(61,931)
Cancellation of Treasury Stock	(1,203,200)
Issuance of stock (in shares)		6,000,000
Issuance of stock	144,264	$ 150,000				(5,736)
Adjustment related to Treasury shares	0					1,203,220	(1,203,220)
Adjustment To Additional Paid In Capital, Revaluation Of Tax Asset Distribution	(1,082)					(1,082)
Dividend to Parent	(250,000)						(250,000)
Ending balance, shares (in shares) at Dec. 31, 2025		35,200,000		101,158,891
Ending balance at Dec. 31, 2025	$ 2,585,679	$ 880,000		$ 1,012	$ 0	$ 892,620	$ 767,038	$ 45,009
Treasury Stock, Shares (in shares)					0